Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,443,000
Previously Paid Amount	0.00
Total Fee Amount	199.28
Total Offset Amount	0.00
Net Fee	199.28
Narrative - Max Aggregate Offering Price	$ 1,443,000
Final Prospectus	true